UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        November 14, 2006


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $9,482,211 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN INTL GROUP INC		COMMON		026874107  624587  9426300 SH	      SOLE			0  4660000  4766300
ANHEUSER BUSCH COS INC		COMMON		035229103  545007 11471408 SH	      SOLE			0  5485808  5985600
AUTOMATIC DATA PROCESSIN	COMMON		053015103  689888 14573037 SH	      SOLE			0  7302137  7270900
BERKSHIRE HATHAWAY INC B	COMMON		084670207  108735    34258 SH	      SOLE			0    17111    17147
COCA COLA CO			COMMON		191216100  573754 12841400 SH	      SOLE			0  6436800  6404600
DISNEY WALT CO			COM DISNEY	254687106  293592  9498293 SH	      SOLE			0  4946571  4551722
GANNETT INC			COMMON		364730101  532159  9364059 SH	      SOLE			0  4711459  4652600
GENERAL ELEC CO			COMMON		369604103  794529 22507905 SH	      SOLE			0 11302992 11204913
GOLDMAN SACHS GROUP INC		COMMON		38141G104  647309  3826384 SH	      SOLE			0  1920740  1905644
INTERNATIONAL BUSINESS M	COMMON		459200101  728287  8888054 SH	      SOLE			0  4450554  4437500
JOHNSON & JOHNSON		COMMON		478160104  669018 10302100 SH	      SOLE			0  5156800  5145300
MICROSOFT CORP			COMMON		594918104  522240 19094700 SH	      SOLE			0  9567600  9527100
PEPSICO INC			COMMON		713448108  679059 10405442 SH	      SOLE			0  5234242  5171200
PROCTER & GAMBLE CO		COMMON		742718109  379579  6124220 SH	      SOLE			0  3066720  3057500
WAL MART STORES INC		COMMON		931142103  828134 16791028 SH	      SOLE			0  8397278  8393750
WELLS FARGO & CO NEW		COMMON		949746101  866334 23945100 SH	      SOLE			0 12025100 11920000
